Intangible Assets, Net	6 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

	As of September 30,	As of March 31,
	2023	2023
Land use right, cost	$-	$841,421
Customer relationship (Note 14)	-	8,149,366
Proprietary technology	1,900,000	1,900,000
Trademark	-	10,187
Software, cost	-	1,041,799
Total	1,900,000	11,942,773
Less: accumulated amortization	(221,667)	(2,496,518)
Intangible assets, net from discontinued operations (Note 15)	-	(7,577,922)
Intangible assets, net	$1,678,333	$1,868,333

As of September 30, 2023, no land use right has been pledged. As of March 31, 2023, the Company pledged its land use right on its land with a carrying value of $83,520 (12,120 square meters) as the collateral for a short-term bank loan (see Note 10).

For the six months ended September 30, 2023 and 2022, no new intangible assets was purchased. For the six months ended September 30, 2023 and 2022, the Company recorded no disposal of intangible assets.

As of September 30, 2023, the company concluded that there was no impairment of intangible assets.

Amortization expense was $710,486 and $771,357 for the six months ended September 30, 2023 and 2022, respectively.

Estimated future amortization expense is as follows as of September 30, 2023:

Six months ending September 30,	Amortization expense
2024	$380,000
2025	380,000
2026	380,000
2027	380,000
2028	158,333
$1,678,333